SHELTON EMERGING MARKETS FUND

Portfolio of Investments (Expressed in U.S. Dollars) 3/31/2026

Security Description	Shares	Value
Common Stock (90.90%)

Brazil (3.00%)
Motiva Infraestrutura de Mobilidade SA	146,700	$448,918
Multiplan Empreendimentos Imobiliarios SA	40,700	248,779
Total Brazil		697,697

China (20.07%)
CanSino Biologics Inc (144A)*	21,800	86,744
China Hongqiao Group Ltd	25,000	110,828
China Pacific Insurance Group Co Ltd	30,000	121,975
CMOC Group Ltd	55,000	112,932
Fufeng Group Ltd	64,000	56,483
Fuyao Glass Industry Group Co Ltd (144A)	21,200	158,575
Guotai Haitong Securities Co Ltd (144A)	396,000	675,742
Haier Smart Home Co Ltd	224,900	594,304
Ping An Insurance Group Co of China Ltd	131,500	997,028
Tencent Holdings Ltd	17,800	1,098,740
Zijin Mining Group Co Ltd	150,748	660,594
Total China		4,673,945

Greece (4.36%)
GEK TERNA SA	17,300	677,043
LAMDA Development SA*	48,850	337,636
Total Greece		1,014,679

Hong Kong (1.98%)
Alibaba Group Holding Ltd	5,400	81,954
Chow Tai Fook Jewellery Group Ltd	178,600	247,822
Geely Automobile Holdings Ltd	49,000	130,734
Total Hong Kong		460,510

India (9.74%)
Dr Reddy’s Laboratories Ltd	28,500	394,725
HDFC Bank Ltd	24,990	621,751
ICICI Bank Ltd	12,123	313,986
Infosys Ltd	61,600	832,216
Wipro Ltd	49,300	104,516
Total India		2,267,194

Indonesia (0.51%)
Pakuwon Jati Tbk PT	5,988,800	119,078

Mexico (2.17%)
Promotora y Operadora de Infraestructura SAB de CV	31,225	505,939

Philippines (3.27%)
JG Summit Holdings Inc	945,400	430,847
SM Prime Holdings Inc	978,400	330,376
Total Philippines		761,223

Poland (0.59%)
LPP SA	23	138,176

South Africa (2.89%)
FirstRand Ltd	132,272	673,483

South Korea (17.32%)
BNK Financial Group Inc	45,068	536,032
HD Hyundai Co Ltd	1,387	220,387
ISC Co Ltd	1,368	211,911
KB Financial Group Inc	1,551	146,321
LEENO Industrial Inc	5,408	339,407
Samsung Electronics Co Ltd	15,597	1,733,763
Shinhan Financial Group Co Ltd	8,659	504,870
SK hynix Inc	347	186,172
SK Square Co Ltd*	502	155,693
Total South Korea		4,034,556

Taiwan (23.57%)
Airoha Technology Corp	21,000	305,043
ASE Technology Holding Co Ltd	16,000	164,543
ASPEED Technology Inc	1,000	334,972
Chroma ATE Inc	2,000	91,726
Delta Electronics Inc	10,700	462,261
Far EasTone Telecommunications Co Ltd	64,776	186,361
First Financial Holding Co Ltd	502,000	443,177
International Games System Co Ltd	3,000	70,720
Pixart Imaging Inc	16,000	88,658
Realtek Semiconductor Corp	30,000	448,925
Taiwan Semiconductor Manufacturing Co Ltd	52,500	2,892,653
Total Taiwan		5,489,039

Thailand (0.57%)
Delta Electronics Thailand PCL	16,700	132,829

Turkey (0.86%)
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	45,774	200,849

Total Common Stock (Cost $16,971,331)		21,169,197

Preferred Stock (4.30%)

Brazil (4.30%)
Itau Unibanco Holding SA (Cost 862,403)	119,235	1,000,924

United States Treasury Bills (1.71%)
United States Treasury Bill, 0.000%, 04/30/26(a) (Cost $398,832)	400,000	398,830

Total Investments (Cost $18,232,566) (96.91%)		$22,568,951
Other Net Assets (3.09%)		718,973
Net Assets (100.00%)		$23,287,924

* Non-income producing security.

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of March 31, 2026, these securities had a total aggregate market value of $921,061, which represented approximately 3.96% of net assets.

(a) A portion of these securities, a total of $99,708, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at March 31, 2026

Contracts - $50 times premium / delivery month / commitment / exchange	MSCI Emerging Markets Index Futures	Notional Amount	Value	Unrealized Depreciation
	7 / JUN 2026 / Long / ICE	525,170	509,110	(16,060)

SHELTON INTERNATIONAL SELECT EQUITY FUND

Portfolio of Investments (Expressed in U.S. Dollars) 3/31/2026

Security Description	Shares	Value
Common Stock (96.17%)

Australia (9.30%)
Charter Hall Group	47,567	$611,415
Charter Hall Long Wale REIT	92,339	213,426
Gemlife Communities Group*	121,174	371,202
Helia Group Ltd	53,873	195,513
Perpetual Ltd	17,038	186,440
Perseus Mining Ltd	115,369	409,934
PEXA Group Ltd*	81,564	855,944
Qube Holdings Ltd	89,075	298,683
Resolute Mining Ltd*	734,376	706,823
Stanmore Resources Ltd	54,637	103,289
Total Australia		3,952,669

Austria (1.41%)
ams-OSRAM AG*	33,300	342,342
EVN AG	7,894	259,119
Total Austria		601,461

Belgium (1.51%)
Aedifica SA	7,998	642,003

Britain (13.22%)
DiscoverIE Group PLC	33,885	241,286
Firstgroup PLC	382,194	840,730
Gamma Communications PLC	62,165	584,180
Genuit Group PLC	115,241	436,993
Inchcape PLC	18,499	183,634
Keller Group PLC	31,080	790,637
Man Group PLC	121,131	403,375
Renew Holdings PLC	66,574	748,973
Rotork PLC	52,071	215,441
TP ICAP Group PLC	51,745	185,943
Trainline PLC (144A)*	248,024	745,182
Zigup PLC	48,679	246,443
Total Britain		5,622,817

Canada (13.62%)
Altus Group Ltd	9,500	326,025
Aya Gold & Silver Inc*	16,100	245,542
Bausch Health Cos Inc*	43,141	233,164
DPM Metals Inc	14,140	497,763
Evertz Technologies Ltd	13,200	152,835
Finning International Inc	2,058	127,322
Kinaxis Inc*	2,100	211,905
Lithium Americas Corp*	33,300	132,350
PrairieSky Royalty Ltd	36,400	842,387
RioCan Real Estate Investment Trust	37,200	507,718
Rockpoint Gas Storage Inc	42,800	859,456
Superior Plus Corp	106,600	514,084
Vermilion Energy Inc	21,100	290,709
Wesdome Gold Mines Ltd*	47,600	849,792
Total Canada		5,791,052

Denmark (3.73%)
AL Sydbank	3,535	281,397
H Lundbeck A/S	46,219	285,324
Jyske Bank A/S	5,282	718,751
Ringkjoebing Landbobank A/S	1,259	299,784
Total Denmark		1,585,256

France (1.44%)
Carmila SA	12,308	236,714

OVH Groupe SA*	21,667	228,390
Wendel SE	1,653	147,016
Total France		612,120

Germany (1.25%)
MBB SE	2,699	532,188

Hong Kong (0.91%)
FWD Group Holdings Ltd*	66,600	258,043
The United Laboratories International Holdings Ltd	104,000	127,464
Total Hong Kong		385,507

Israel (2.22%)
Etoro Group Ltd*	21,200	636,636
Global-e Online Ltd*	9,900	305,415
Total Israel		942,051

Italy (4.12%)
Azimut Holding SpA	15,587	582,801
De’ Longhi SpA	20,338	704,731
Iren SpA	97,536	274,841
Tamburi Investment Partners SpA	21,180	189,964
Total Italy		1,752,337

Japan (34.37%)
Aica Kogyo Co Ltd	23,800	542,841
Amano Corp	8,000	190,432
Anritsu Corp	31,800	548,590
Asahi Intecc Co Ltd	43,600	916,981
Fuji Corp/Aichi	23,800	698,946
Fukuoka Financial Group Inc	19,500	724,033
Fuso Chemical Co Ltd	42,600	731,683
Hirose Electric Co Ltd	1,300	165,210
JCU Corp	11,300	378,772
Kanamoto Co Ltd	7,900	216,274
Kissei Pharmaceutical Co Ltd	7,900	231,456
Kitz Corp	36,600	407,940
Konica Minolta Inc	239,300	773,779
Life Corp	23,900	382,489
Max Co Ltd	80,000	809,007
Meidensha Corp	15,900	751,356
Mitsubishi Gas Chemical Co Inc	23,800	539,093
Morinaga & Co Ltd	15,900	270,538
Nifco Inc	7,900	218,564
Nippon Gas Co Ltd	16,000	295,830
Nippon Kayaku Co Ltd	23,800	263,248
Nissan Chemical Corp	22,400	846,106
PILLAR Corp	4,500	198,471
Resorttrust Inc	31,800	347,728
Seiren Co Ltd	15,400	299,339
Socionext Inc	40,100	472,217
Sumitomo Bakelite Co Ltd	7,900	240,316
Tocalo Co Ltd	36,900	581,238
Tokyo Ohka Kogyo Co Ltd	15,900	738,533
Tokyotokeiba Co Ltd	7,900	282,724
Wacoal Holdings Corp	7,900	196,961
Yamazaki Baking Co Ltd	15,900	355,241
Total Japan		14,615,936

Norway (1.49%)
DOF Group ASA	22,660	325,374
Storebrand ASA	17,023	306,507
Total Norway		631,881

South Korea (0.73%)
Woori Credit Suisse Power Stock Index-Linked Derivatives Investment Trust*	15,900	310,661

Spain (0.57%)
Sacyr SA	50,075	243,198

Sweden (5.20%)
Elekta AB	38,577	224,905
Nordnet AB publ	28,843	929,120
Platzer Fastigheter Holding AB	41,134	293,249
Telefonaktiebolaget LM Ericsson	67,700	762,979
Total Sweden		2,210,253

Switzerland (1.08%)
dormakaba Holding AG	3,913	248,609
Temenos AG	2,464	212,172
Total Switzerland		460,781

Total Common Stock (Cost $40,335,486)		40,892,171

United States Treasury Bills (1.17%)
United States Treasury Bill, 0.000%, 04/30/26(a) (Cost $498,540)	500,000	498,538

Total Investments (Cost $40,834,026) (97.34%)		$41,390,709
Other Net Assets (2.66%)		1,133,102
Net Assets (100.00%)		$42,523,811

* Non-income producing security.

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of March 31, 2026  these securities had a total aggregate market value of $745,182 which represented approximately 1.75% of net assets.

(a) A portion of these securities, a total of $99,708, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at March 31, 2026

Contracts - $50 times premium / delivery month / commitment / exchange	MSCI EAFE Index Futures	Notional Amount	Value	Unrealized Depreciation
	6 / JUN 2026 / Long / ICE	877,635	870,330	(7,305)

SHELTON TACTICAL CREDIT FUND
Portfolio of Investments (Expressed in U.S. Dollars) 3/31/2026

Security Description

Common Stock (1.03%)	Shares	Value

Consumer, Non-cyclical (1.03%)
Pyxus International Inc*,#	216,937	$594,407

Energy (0.00%)
CHC Group LLC*,(a)	9,358	—

Total Common Stock (Cost $2,390,267)		594,407

Corporate Debt (88.41%)	Par Value	Value

Communications (8.39%)
Gray Media Inc, 7.250%, 08/15/2033 (144A)	1,250,000	1,259,589
Nexstar Media Inc, 6.500%, 09/15/2033 (144A)	500,000	503,810
Sirius XM Radio LLC, 3.875%, 09/01/2031 (144A)	2,000,000	1,815,837
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC, 6.500%, 02/15/2029 (144A)	500,000	485,619
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC, 8.625%, 06/15/2032 (144A)	750,000	763,864
Total Communications		4,828,719

Consumer, Cyclical (29.46%)
Acushnet Co, 5.625%, 12/01/2033 (144A)	1,500,000	1,488,393
Air Canada 2020-1 Class C Pass Through Trust, 10.500%, 07/15/2026(144A)	1,000,000	1,011,027
AMC Entertainment Holdings Inc,7.500%, 02/15/2029 (144A)	2,000,000	1,422,984
AS Mileage Plan IP Ltd, 5.308%, 10/20/2031 (144A)	1,250,000	1,222,753
Beach Acquisition Bidco LLC, 10.000%, 07/15/2033 (144A)	750,000	798,763
Cinemark USA Inc, 5.250%, 07/15/2028 (144A)	1,500,000	1,487,176
Cummins Inc, 5.300%, 05/09/2035	1,000,000	1,019,278
Grupo Aeromexico SAB de CV, 8.625%, 11/15/2031 (144A)	1,250,000	1,200,000
Guitar Center Inc, 8.500%, 01/15/2029 (144A)	1,856,130	1,484,904
PetSmart LLC / PetSmart Finance Corp, 7.500%, 09/15/2032 (144A)	1,000,000	1,004,870
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.000%, 01/15/2031 (144A)	1,250,000	1,214,594
Six Flags Entertainment Corp /Six Flags Theme Parks Inc/ Canada’s Wonderland Co, 6.625%, 05/01/2032 (144A)	1,000,000	997,598
Six Flags Entertainment Corp/Canada’s Wonderland Co/Millennium Operations LLC, 8.625%, 01/15/2032 (144A)	1,000,000	1,001,613
WMG Acquisition Corp, 3.000%, 02/15/2031 (144A)(b)	1,750,000	1,605,030
Total Consumer, Cyclical		16,958,983

Consumer, Non-cyclical (21.79%)
1261229 BC Ltd,10.000%, 04/15/2032 (144A)	1,750,000	1,791,727
Augusta SpinCo Corp, 5.245%, 03/23/2036	500,000	500,120
The GEO Group Inc, 10.250%, 04/15/2031	1,250,000	1,333,480
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co Holdings, 5.750%, 04/01/2033	1,000,000	1,032,240
Kraft Heinz Foods Co, 4.375%, 06/01/2046(b)	1,500,000	1,172,763
The Kroger Co, 5.000%, 09/15/2034	1,000,000	987,363
Mars Inc, 5.650%, 05/01/2045 (144A)	1,750,000	1,728,150
Primo Water Holdings Inc / Triton Water Holdings Inc, 6.250%, 04/01/2029 (144A)	750,000	751,216
Tenet Healthcare Corp, 5.500%, 11/15/2032 (144A)	750,000	743,083
United Rentals North America Inc, 6.000%, 12/15/2029 (144A)(b)	1,000,000	1,016,701
Viking Baked Goods Acquisition Corp, 8.625%, 11/01/2031 (144A)	1,500,000	1,484,271
Total Consumer, Non-cyclical		12,541,114

Energy (4.96%)
Phillips 66 Co, 6.200%, 03/15/2056(c)	1,000,000	995,507
Talos Production Inc, 9.375%, 02/01/2031 (144A)	1,500,000	1,589,636
Transocean International Ltd, 7.875%, 10/15/2032 (144A)	250,000	267,125
Total Energy		2,852,268

Financial (14.53%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.850%, 10/29/2041(b)	1,250,000	995,981
American Homes 4 Rent LP, 5.500%, 02/01/2034	1,000,000	1,008,750
First Industrial LP, 5.250%, 01/15/2031	1,000,000	1,009,677
Iron Mountain Inc, 6.250%, 01/15/2033 (144A)(b)	2,000,000	1,993,604
JPMorgan Chase & Co, 3.882%, 07/24/2038(c)	1,000,000	877,103
Vornado Realty LP, 5.750%, 02/01/2033	1,250,000	1,225,785
Welltower OP LLC, 5.125%, 07/01/2035	1,250,000	1,254,659
Total Financial		8,365,559

Industrial (0.86%)
Eletson Holdings Inc / Eletson Finance US LLC / Agathonissos Finance LLC(a)	548,153	—
Honeywell Aerospace Inc, 5.732%, 03/16/2056 (144A)	500,000	494,225
Total Industrial		494,225

Technology (2.42%)
Oracle Corp, 6.550%, 02/04/2046	500,000	466,478
Oracle Corp, 6.700%, 02/04/2056	1,000,000	928,104
Total Technology		1,394,582

Technology (6.00%)
Constellation Energy Generation LLC, 5.000%, 02/01/2031 (144A)	1,250,000	1,253,364
EUSHI Finance Inc, 6.250%, 04/01/2056(c)	1,250,000	1,227,064
Xcel Energy Inc, 5.750%, 12/03/2056(c)	1,000,000	976,178
Total Utilities		3,456,606

Total Corporate Debt (Cost $51,241,537)		50,892,056

Municipal Bonds (0.05%)

Development (0.05%)
California Pollution Control Financing Authority, 8.000%, 07/01/2039 (144A)(d)	2,050,000	23,063
California Pollution Control Financing Authority 7.500%, 07/01/2032 (144A)(d)	250,000	2,813
Total Development		25,876

Total Municipal Debt (Cost $2,281,054)		25,876

United States Treasury Bills (6.56%)
United States Treasury Bill, 0.000%, 05/28/2026 (Cost $3,778,286)	3,800,000	3,778,116
.
Term Loans (3.84%)
PetSmart LLC, TSFR1M (floor 0.000%) + 4.000%, 08/18/2032(c)	500,000	496,125
Pyxus Holdings Inc, TSFR1M (floor 1.500%) + 8.000% 12/27/2027(c)	442,113	417,797
Pyxus Holdings Inc, TSFR1M (floor 1.500%) + 8.000%, 12/31/2027(c)	294,742	294,559
Windstream Services LLC, TSFR1M (floor 0.000%) + 4.000%, 10/06/2032)(c)	1,000,000	999,380
Total Term Loans (Cost $2,219,548)		2,207,861

Purchased Options - Puts (0.09%)	Contracts	Value
iShares iBoxx USD High Yield Corporate Bond ETF	600	54,000
Notional amount $4,800,000, premiums paid $27,600, exercise price $80.00, expires 4/17/2026
Total Options (Cost $27,600)		54,000

Total Investments (Cost $61,938,293) (99.98%)		$57,552,316
Other Net Assets (0.02%)		10,300
Net Assets (100.00%)		$57,562,616

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of March 31, 2026, these securities had a total aggregate market value of $33,907,402 which represented approximately 58.91% of net assets.

* Non income security.

# Security is illiquid.

(a) Level 3 security fair valued under procedures established by the Board of Trustees, represents 0% of net assets. The total value of the fair value security is $0.00.

(b) Designated as collateral for Fund’s activity in securities sold short. As of March 31, 2026, the Fund has no open short sales.

(c) Variable rate security.

(d) Defaulted security

Credit Default Swaps*,**,*** (-0.66%)	Maturity Date	Fixed Deal (Pay Rate)	Implied Credit Spread at March 31, 2026	Notional Amount	Perioid Payment Frequency	Fair Value	Upfront Premiums Received	Unrealized Appreciation
Buy Protection
CDX.NA.IG SERIES 46 12/31	6/20/2031	1.00%	0.54%	22,000,000	Quarterly	(379,740)	(379,947)	207
Total Buy Protection						(379,740)	(379,947)	207

* For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

** For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period-end will serve as an indicator of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of the referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

*** For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract.